Warrants (Details) - Public Warrants	11 Months Ended
Dec. 31, 2021 $ / shares
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Trading Days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Trading Days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption period	30 days